T. ROWE PRICE Target 2010 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 62 .9%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  13,265 2,942 1,690 3,075,809 14,456
New Income Fund  11,874 2,670 1,674 1,648,008 13,366
International Bond Fund (USD
Hedged)  4,631 837 614 571,175 4,929
Emerging Markets Bond Fund  2,610 470 426 293,401 2,931
Dynamic Global Bond Fund  2,748 626 416 388,799 2,912
High Yield Fund  2,254 339 275 392,349 2,342
U.S. Treasury Long-Term Index
Fund  1,843 202 596 225,361 1,670
Dynamic Credit Fund  1,135 237 158 138,262 1,215
Floating Rate Fund  772 118 94 86,244 781
Total Bond Funds (Cost $ 45,953 ) 44,602
EQUITY FUNDS 34 .2%
T. Rowe Price Funds:
Value Fund  3,171 511 380 70,303 3,713
Growth Stock Fund  3,027 829 446 31,353 3,247
Hedged Equity Fund  2,277 359 309 182,201 2,425
International Value Equity Fund  1,840 238 412 75,388 2,007
U.S. Large-Cap Core Fund  2,168 353 609 43,696 1,945
Overseas Stock Fund  1,582 205 210 107,136 1,907
Equity Index 500 Fund  1,531 499 536 9,520 1,702
Real Assets Fund  1,529 199 525 78,943 1,657
International Stock Fund  1,385 274 149 69,154 1,559
Mid-Cap Value Fund  675 102 138 20,742 739
Emerging Markets Discovery Stock
Fund  600 94 166 35,063 731
Emerging Markets Stock Fund  542 64 115 13,418 678
Mid-Cap Growth Fund  744 107 167 6,697 678
New Horizons Fund (3) 319 150 69 7,293 417
Small-Cap Value Fund  420 78 109 7,410 413
Small-Cap Stock Fund  341 61 58 6,204 386
Total Equity Funds (Cost $ 15,267 ) 24,204

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 2,587 1,819 2,262 2,143,920 2,144
Total Short-Term Investments (Cost $ 2,144 ) 2,144
Total Investments in Securities 100.1%
(Cost $63,364) $ 70,950
Other Assets Less Liabilities (0.1)% (47)
Net Assets 100.0% $ 70,903
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$556 and $556, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 1 $ 64
Dynamic Global Bond Fund  (30) (46) 92
Emerging Markets Bond Fund  (33) 277 137
Emerging Markets Discovery Stock Fund  26 203 36
Emerging Markets Stock Fund  26 187 12
Equity Index 500 Fund  35 208 15
Floating Rate Fund  (1) (15) 44
Growth Stock Fund  447 (163) 4
Hedged Equity Fund  144 98 33
High Yield Fund  (5) 24 127
International Bond Fund (USD Hedged)  (32) 75 144
International Stock Fund  115 49 44
International Value Equity Fund  154 341 65
Limited Duration Inflation Focused Bond Fund  (51) (61) 595
Mid-Cap Growth Fund  72 (6) 5
Mid-Cap Value Fund  31 100 14
New Horizons Fund  44 17 —
New Income Fund  (154) 496 456
Overseas Stock Fund  31 330 50
Real Assets Fund  88 454 60
Small-Cap Stock Fund  28 42 3
Small-Cap Value Fund  63 24 6
U.S. Large-Cap Core Fund  244 33 23
U.S. Treasury Long-Term Index Fund  (129) 221 54
Value Fund  144 411 53
U.S. Treasury Money Fund, 3.76% — — 76
Affiliates not held at period end — — 1
Totals $ 1,256 # $ 3,300 $ 2,213 +

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1,054 of the net realized gain (loss).
+ Investment income comprised $2,213 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2010 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F183-054Q3 02/26